Taxation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended			1 Months Ended			12 Months Ended																										1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Accrued expenses and other liabilities	Dec. 31, 2011 Accrued expenses and other liabilities	Dec. 31, 2010 Accrued expenses and other liabilities	Dec. 31, 2011 Beijing Municipal State Tax Bureau	Dec. 31, 2011 Beijing Municipal State Tax Bureau Current	Dec. 31, 2011 Beijing Municipal State Tax Bureau Deferred Taxes	Dec. 31, 2011 CHINA	Apr. 30, 2009 Enterprise Income Tax Law	Apr. 14, 2008 Enterprise Income Tax Law	Dec. 31, 2012 Enterprise Income Tax Law	Dec. 31, 2011 Enterprise Income Tax Law	Dec. 31, 2010 Enterprise Income Tax Law	Dec. 31, 2009 Enterprise Income Tax Law	Dec. 31, 2008 Enterprise Income Tax Law	Dec. 31, 2012 Beijing SouFun Network Technology Co., Ltd. ("SouFun Network") Beijing Municipal State Tax Bureau	Dec. 31, 2011 Beijing SouFun Network Technology Co., Ltd. ("SouFun Network") Beijing Municipal State Tax Bureau	Dec. 31, 2010 Beijing SouFun Network Technology Co., Ltd. ("SouFun Network") Beijing Municipal State Tax Bureau	Dec. 31, 2012 Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology") Beijing Municipal State Tax Bureau	Dec. 31, 2011 Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology") Beijing Municipal State Tax Bureau	Dec. 31, 2010 Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology") Beijing Municipal State Tax Bureau	Dec. 31, 2011 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	Dec. 31, 2010 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	Dec. 31, 2009 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	Dec. 31, 2012 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology") Beijing Municipal State Tax Bureau	Dec. 31, 2011 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology") Beijing Municipal State Tax Bureau	Dec. 31, 2010 Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology") Beijing Municipal State Tax Bureau	Dec. 31, 2012 SouFun Shenzhen and SouFun Shanghai	Dec. 31, 2011 SouFun Shenzhen and SouFun Shanghai	Dec. 31, 2010 SouFun Shenzhen and SouFun Shanghai	Dec. 31, 2011 Beijing Zhongzhi and SouFun Media	Dec. 31, 2010 Beijing Zhongzhi and SouFun Media	Dec. 31, 2009 Beijing Zhongzhi and SouFun Media	Dec. 31, 2011 SouFun Network and Beijing Technology	Dec. 31, 2010 SouFun Network and Beijing Technology	Dec. 31, 2009 SouFun Network and Beijing Technology	Mar. 26, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd	Dec. 31, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd	Dec. 31, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd Income Tax Expense Benefit	Dec. 31, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd Deferred Income Tax Charges	Mar. 26, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd 2013	Mar. 26, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd 2014	Mar. 26, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd 2015	Dec. 31, 2012 Beijing JTX Technology	Dec. 31, 2011 Beijing JTX Technology	Dec. 31, 2010 Beijing JTX Technology	Dec. 31, 2009 Beijing JTX Technology	Dec. 31, 2012 PRC Domestic Entities and the PRC Domestic Entities' subsidiaries	Dec. 31, 2011 PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Income Tax [Line Items]
Transitional enterprise income tax rate															25.00%	24.00%	22.00%	20.00%	18.00%
Applicable enterprise income tax rate																				15.00%	7.50%	7.50%	15.00%	7.50%	7.50%	12.00%	11.00%	0.00%	7.50%	7.50%	7.50%	25.00%	24.00%	22.00%				12.00%	11.00%	10.00%
Statutory Tax Rate														15.00%
Reduced enterprise income tax rate													15.00%																						15.00%	15.00%	15.00%								12.50%	12.50%	12.50%
Enterprise Income Tax Rate												25.00%																										7.50%	7.50%	7.50%								7.50%	7.50%	7.50%	0.00%
Reversal of Income Tax amount									$ 7,500	$ 4,800	$ 2,700																															$ 1,631	$ 1,205	$ 426
Enterprise Income Tax Rate, Description																																									Accordingly, the two subsidiaries are entitled to two-year enterprise income tax exemption for years 2011 and 2012 and reduced enterprise income tax rate of 12.5% for years 2013, 2014 and 2015.
Federal Statutory Income Tax Rate																																										25.00%
Withholding tax on dividends	10.00%
Unrecognized Tax Benefits						24,379	14,059	10,695
Unrecognized tax benefit that would impact the effective tax rate	24,379	14,059	10,695
Income tax expenses for interest and penalties	2,404	1,524	853
Accrued Interest and penalties related to unrecognized tax benefits	9,043	6,620
Net Operating loss carry forwards	10,319
Operating loss carry forwards expiration date				2013	2017
Deferred Tax Liabilities	35,281	18,414
Deferred Tax Liabilities	29,666	20,167
Temporary differences related to withholding taxes on undistributed earnings of subsidiaries																																																				158,317	152,386
Temporary differences related to investment in subsidiaries	$ (64,947)	$ (38,581)																																																		$ 15,832	$ 15,239